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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY  10019
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ David Sorkin              New York, NY      February 14, 2008
   -------------------------------    -----------------   -----------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: $2,116,417 (thousands)
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-                          KKR PEI Opportunities GP, Ltd.
    ------       -----------------         ---------------------------------

Explanatory Note:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                       FOR QUARTER ENDED DECEMBER 31, 2007

                                                  Value   Shrs or prn  SH/           Investment   Other     Voting Authority
Name of Issuer         Title of Class   CUSIP   (x $1000)     amt      PRN  Put/Call Discretion  Managers Sole    Shared  None
--------------         --------------   -----   ---------     ---      ---  -------- ----------- -------- ----    ------  ----
AMERICAN INTL GROUP
INC                         COM       026874107    10,086     173,000  SH            SHARED-OTHER                 173,000
AMERICA MOVIL SAB DE
CV                     SPON ADR L SHS 02364W105       362       5,900  SH            SHARED-OTHER     1             5,900
BURLINGTON NORTHN
SANTA FE C                  COM       12189T104     2,535      30,459  SH            SHARED-OTHER     1            30,459
BURLINGTON NORTHN
SANTA FE C                  COM       12189T104     3,188      38,300  SH            SHARED-OTHER                  38,300
CAPITALSOURCE INC           COM       14055X102     2,639     150,000  SH            SHARED-OTHER     1           150,000
CITADEL BROADCASTING
CORP                        COM       17285T106    21,962  10,661,018  SH            SHARED-OTHER     1        10,661,018
CITIGROUP INC               COM       172967101     2,429      82,500  SH            SHARED-OTHER                  82,500
CMS ENERGY CORP             COM       125896100    15,239     876,819  SH            SHARED-OTHER     1           876,819
CSX CORP                    COM       126408103    17,592     400,000  SH            SHARED-OTHER     1           400,000
CSX CORP                    COM       126408103     3,316      75,400  SH            SHARED-OTHER                  75,400
ENERGYSOLUTIONS INC    DEPOSITARY SH  292756202     2,699     100,000  SH            SHARED-OTHER                 100,000
GATEHOUSE MEDIA INC         COM       367348109     9,949   1,133,100  SH            SHARED-OTHER               1,133,100
HOSPIRA INC                 COM       441060100    22,100     518,300  SH            SHARED-OTHER     1           518,300
JAZZ PHARMACEUTICALS
INC*                        COM       472147107   126,632   8,614,419  SH            SHARED-OTHER               8,614,419
MEDCATH CORP*               COM       58404W109    48,347   1,968,522  SH            SHARED-OTHER               1,968,522

MERRILL LYNCH & CO INC      COM       590188108     6,576     122,500  SH            SHARED-OTHER                 122,500
MERRILL LYNCH & CO INC      COM       590188108     5,636     105,000  SH            SHARED-OTHER     1           105,000
MORGAN STANLEY            COM NEW     617446448     5,577     105,000  SH            SHARED-OTHER     1           105,000
MORGAN STANLEY            COM NEW     617446448     6,108     115,000  SH            SHARED-OTHER                 115,000
NEWCASTLE INVT CORP         COM       65105M108     1,620     125,000  SH            SHARED-OTHER     1           125,000
NEWCASTLE INVT CORP         COM       65105M108     1,058      81,600  SH            SHARED-OTHER                  81,600
NORFOLK SOUTHERN CORP       COM       655844108    20,176     400,000  SH            SHARED-OTHER     1           400,000
NORFOLK SOUTHERN CORP       COM       655844108     3,173      62,900  SH            SHARED-OTHER                  62,900
POWERSHARES QQQ TRUST    UNIT SER 1   73935A104    12,388     241,850  SH            SHARED-OTHER                 241,850
PRIMEDIA INC*             COM NEW     74157K846   221,108  26,012,714  SH            SHARED-OTHER              26,012,714
ROCKWOOD HLDGS INC*         COM       774415103   986,986  29,710,588  SH            SHARED-OTHER              29,710,588
SEALY CORP*                 COM       812139301   521,744  46,625,921  SH            SHARED-OTHER              46,625,921
TELETECH HOLDINGS INC       COM       879939106     3,056     143,700  SH            SHARED-OTHER     1           143,700
TERADATA CORP DEL           COM       88076W103    19,379     707,000  SH            SHARED-OTHER     1           707,000
UNION PAC CORP              COM       907818108     2,275      18,114  SH            SHARED-OTHER     1            18,114
ZHONE TECHNOLOGIES INC
NEW*                        COM       98950P108    10,482   8,959,375  SH            SHARED-OTHER               8,959,375

* Portfolio company of a KKR affiliated private equity fund.